Note Allowance for loan losses (Allowance Movement) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		$ 540,651		$ 537,111
Provision for loan losses		325,424		170,016		$ 241,478
Charge-offs		(311,575)		(267,248)
Recoveries		68,926		95,327
Net recovery (write-down)				5,445
Balance at end of period		623,426		540,651		537,111
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		109,091		111,377
General ALLL		514,335		429,274
Ending balance: loans individually evaluated for impairment		947,423		956,057
Ending balance: loans collectively evaluated for impairment		23,862,645		22,390,568
Non-covered Loans held-in-portfolio		24,292,794	[1],[2]	22,773,747	[3],[4]
Loans covered under loss-sharing agreements with the FDIC		517,274		572,878
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		24,810,068		23,346,625
Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		517,274	[5]	572,878	[6]
PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	18,078,058		17,168,424
PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		467,984		469,923
Provision for loan losses		241,739		155,860
Charge-offs		(248,959)		(246,119)
Recoveries		57,340		82,875
Net recovery (write-down)				5,445
Balance at end of period		518,104		467,984		469,923
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		105,660		108,523
General ALLL		412,444		359,461
Ending balance: loans individually evaluated for impairment		933,124		944,342
Ending balance: loans collectively evaluated for impairment		17,144,934		16,224,082
Non-covered Loans held-in-portfolio		18,078,058		17,168,424
PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		30,350		34,176
Provision for loan losses		5,742		(1,110)
Charge-offs		(4,171)		(3,543)
Recoveries		1,323		827
Balance at end of period		33,244		30,350		34,176
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		33,244		30,350
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		517,274		572,878
Loans covered under loss-sharing agreements with the FDIC		517,274		572,878
UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		6,214,736		5,605,323
UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		42,317		33,012
Provision for loan losses		77,943		15,266
Charge-offs		(58,445)		(17,586)
Recoveries		10,263		11,625
Balance at end of period		72,078		42,317		33,012
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		3,431		2,854
General ALLL		68,647		39,463
Ending balance: loans individually evaluated for impairment		14,299		11,715
Ending balance: loans collectively evaluated for impairment		6,200,437		5,593,608
Non-covered Loans held-in-portfolio		6,214,736		5,605,323
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		202,654		196,833
Provision for loan losses		69,563		18,894
Charge-offs		(85,990)		(63,601)
Recoveries		29,438		46,159
Net recovery (write-down)				4,369
Balance at end of period		215,665		202,654		196,833
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		36,982		42,375
General ALLL		178,683		160,279
Ending balance: loans individually evaluated for impairment		323,455		338,422
Ending balance: loans collectively evaluated for impairment		11,165,406		10,460,085
Non-covered Loans held-in-portfolio		11,488,861		10,798,507
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		11,488,861		10,798,507
Commercial | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	7,265,899		7,202,217
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		189,686		186,925
Provision for loan losses		4,240		19,147
Charge-offs		(49,591)		(62,486)
Recoveries		27,196		41,731
Net recovery (write-down)				4,369
Balance at end of period		171,531		189,686		186,925
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		36,982		42,375
General ALLL		134,549		147,311
Ending balance: loans individually evaluated for impairment		323,455		338,422
Ending balance: loans collectively evaluated for impairment		6,942,444		6,863,795
Non-covered Loans held-in-portfolio		7,265,899		7,202,217
Commercial | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		0
Provision for loan losses		0		0
Charge-offs		0		0
Recoveries		0		0
Balance at end of period		0		0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Commercial | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		4,222,962		3,596,290
Commercial | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		12,968		9,908
Provision for loan losses		65,323		(253)
Charge-offs		(36,399)		(1,115)
Recoveries		2,242		4,428
Balance at end of period		44,134		12,968		9,908
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		44,134		12,968
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		4,222,962		3,596,290
Non-covered Loans held-in-portfolio		4,222,962		3,596,290
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		9,525		8,869
Provision for loan losses		(3,793)		(2,279)
Charge-offs		(3,588)		(3,103)
Recoveries		6,218		5,124
Net recovery (write-down)				914
Balance at end of period		8,362		9,525		8,869
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		8,362		9,525
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		880,029		776,300
Non-covered Loans held-in-portfolio		880,029		776,300
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		880,029		776,300
Construction | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		95,369		85,558
Construction | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,353		4,957
Provision for loan losses		(2,690)		(6,539)
Charge-offs		(3,588)		(3,103)
Recoveries		6,211		5,124
Net recovery (write-down)				914
Balance at end of period		1,286		1,353		4,957
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		1,286		1,353
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		95,369		85,558
Non-covered Loans held-in-portfolio		95,369		85,558
Construction | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		0
Provision for loan losses		0		0
Charge-offs		0		0
Recoveries		0		0
Balance at end of period		0		0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Construction | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		784,660		690,742
Construction | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		8,172		3,912
Provision for loan losses		(1,103)		4,260
Charge-offs		0		0
Recoveries		7		0
Balance at end of period		7,076		8,172		3,912
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		7,076		8,172
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		784,660		690,742
Non-covered Loans held-in-portfolio		784,660		690,742
Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		178,093		167,279
Provision for loan losses		95,970		79,779
Charge-offs		(83,393)		(74,105)
Recoveries		5,473		5,140
Net recovery (write-down)				0
Balance at end of period		196,143		178,093		167,279
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		48,832		44,610
General ALLL		147,311		133,483
Ending balance: loans individually evaluated for impairment		518,275		506,364
Ending balance: loans collectively evaluated for impairment		7,255,061		6,746,567
Non-covered Loans held-in-portfolio		7,270,407		6,696,361
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		7,773,336		7,252,931
Mortgages | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		502,929		556,570
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	6,576,779		5,916,500
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		143,320		128,327
Provision for loan losses		90,705		79,309
Charge-offs		(78,121)		(68,075)
Recoveries		3,177		3,759
Net recovery (write-down)				0
Balance at end of period		159,081		143,320		128,327
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		46,354		42,428
General ALLL		112,727		100,892
Ending balance: loans individually evaluated for impairment		509,033		497,488
Ending balance: loans collectively evaluated for impairment		6,067,746		5,419,012
Non-covered Loans held-in-portfolio		6,576,779		5,916,500
Mortgages | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		30,159		33,967
Provision for loan losses		5,098		(1,092)
Charge-offs		(4,049)		(3,524)
Recoveries		1,313		808
Balance at end of period		32,521		30,159		33,967
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		32,521		30,159
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		502,929		556,570
Loans covered under loss-sharing agreements with the FDIC		502,929		556,570
Mortgages | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		693,628		779,861
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		4,614		4,985
Provision for loan losses		167		1,562
Charge-offs		(1,223)		(2,506)
Recoveries		983		573
Balance at end of period		4,541		4,614		4,985
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		2,478		2,182
General ALLL		2,063		2,432
Ending balance: loans individually evaluated for impairment		9,242		8,876
Ending balance: loans collectively evaluated for impairment		684,386		770,985
Non-covered Loans held-in-portfolio		693,628		779,861
Legacy
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,343		2,687
Provision for loan losses		(2,275)		(3,257)
Charge-offs		(897)		(535)
Recoveries		2,627		2,448
Net recovery (write-down)				0
Balance at end of period		798		1,343		2,687
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		798		1,343
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		32,980		45,293
Non-covered Loans held-in-portfolio	[8]	32,980		45,293
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		32,980		45,293
Legacy | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		32,980		45,293
Legacy | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,343		2,687
Provision for loan losses		(2,275)		(3,257)
Charge-offs		(897)		(535)
Recoveries		2,627		2,448
Balance at end of period		798		1,343		2,687
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		798		1,343
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		32,980		45,293
Non-covered Loans held-in-portfolio		32,980		45,293
Leasing
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		7,662		10,993
Provision for loan losses		11,099		557
Charge-offs		(8,407)		(6,151)
Recoveries		1,637		2,263
Net recovery (write-down)				0
Balance at end of period		11,991		7,662		10,993
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		475		535
General ALLL		11,516		7,127
Ending balance: loans individually evaluated for impairment		1,456		1,817
Ending balance: loans collectively evaluated for impairment		808,534		701,076
Non-covered Loans held-in-portfolio		809,990		702,893
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		809,990		702,893
Leasing | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	809,990		702,893
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		7,662		10,993
Provision for loan losses		11,099		557
Charge-offs		(8,407)		(6,151)
Recoveries		1,637		2,263
Net recovery (write-down)				0
Balance at end of period		11,991		7,662		10,993
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		475		535
General ALLL		11,516		7,127
Ending balance: loans individually evaluated for impairment		1,456		1,817
Ending balance: loans collectively evaluated for impairment		808,534		701,076
Non-covered Loans held-in-portfolio		809,990		702,893
Leasing | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		0		0
Provision for loan losses		0		0
Charge-offs		0		0
Recoveries		0		0
Balance at end of period		0		0		0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		0		0
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		141,374		150,450
Provision for loan losses		154,860		76,322
Charge-offs		(129,300)		(119,753)
Recoveries		23,533		34,193
Net recovery (write-down)				162
Balance at end of period		190,467		141,374		150,450
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		22,802		23,857
General ALLL		167,665		117,517
Ending balance: loans individually evaluated for impairment		104,237		109,454
Ending balance: loans collectively evaluated for impairment		3,720,635		3,661,247
Non-covered Loans held-in-portfolio		3,810,527		3,754,393
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		3,824,872		3,770,701
Consumer | Covered loans
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Loans covered under loss-sharing agreements with the FDIC		14,345		16,308
Consumer | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	[7]	3,330,021		3,261,256
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		125,963		138,721
Provision for loan losses		138,385		63,386
Charge-offs		(109,252)		(106,304)
Recoveries		19,119		29,998
Net recovery (write-down)				162
Balance at end of period		174,215		125,963		138,721
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		21,849		23,185
General ALLL		152,366		102,778
Ending balance: loans individually evaluated for impairment		99,180		106,615
Ending balance: loans collectively evaluated for impairment		3,230,841		3,154,641
Non-covered Loans held-in-portfolio		3,330,021		3,261,256
Consumer | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		191		209
Provision for loan losses		644		(18)
Charge-offs		(122)		(19)
Recoveries		10		19
Balance at end of period		723		191		209
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0		0
General ALLL		723		191
Ending balance: loans individually evaluated for impairment		0		0
Ending balance: loans collectively evaluated for impairment		14,345		16,308
Loans covered under loss-sharing agreements with the FDIC		14,345		16,308
Consumer | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio		480,506		493,137
Consumer | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		15,220		11,520
Provision for loan losses		15,831		12,954
Charge-offs		(19,926)		(13,430)
Recoveries		4,404		4,176
Balance at end of period		15,529		15,220		$ 11,520
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		953		672
General ALLL		14,576		14,548
Ending balance: loans individually evaluated for impairment		5,057		2,839
Ending balance: loans collectively evaluated for impairment		475,449		490,298
Non-covered Loans held-in-portfolio		$ 480,506		$ 493,137

[1]
Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings, $2.0 billion at the Federal Reserve Bank ("FRB") for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[5]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[6]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[7]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[8]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.